Other Noncurrent Liabilities - Change in Assets Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at beginning of year	$ 13	$ 12
Liabilities incurred	0	0
Accretion expense	1	1
Balance at end of year	$ 14	$ 13